Taxes On Income (Schedule Of Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Reserves and allowances	$ 80,746	$ 117,071
Inventory allowances	19,860	22,454
Property, plant and equipment	4,152	7,406
Operating lease right of use assets	44,341	43,951
Other assets	93,252	85,951
Net operating loss carry-forwards	87,490	93,022
Gross deferred tax assets	329,841	369,855
Valuation allowance	(164,906)	(192,811)
Deferred tax assets, net of valuation allowance	164,935	177,044
Intangible assets	(77,661)	(80,580)
Property, plant and equipment	(28,767)	(35,138)
Operating lease liabilities	(43,596)	(43,633)
Reserves and allowances	(13,723)	(22,348)
Deferred tax liabilities, gross	(163,747)	(181,699)
Net deferred tax liabilities		$ 4,655
Net deferred tax assets	$ 1,188